Mineral Stream Interests	6 Months Ended
Jun. 30, 2025
Text block [abstract]
Mineral Stream Interests
12.	Mineral Stream Interests

	Six Months Ended June 30, 2025

	Cost			Accumulated Depletion & Impairment 1

(in thousands)	Balance Jan 1, 2025	Additions	Balance Jun 30, 2025	Balance Jan 1, 2025	Depletion	Balance Jun 30, 2025	Carrying Amount Jun 30, 2025

Gold interests

Salobo	$3,429,911	$144,000	$3,573,911	$(834,426)	$(62,412)	$(896,838)	$2,677,073

Sudbury 2	623,864	-	623,864	(382,313)	(11,244)	(393,557)	230,307

Constancia	140,058	-	140,058	(75,732)	(5,363)	(81,095)	58,963

San Dimas	220,429	-	220,429	(83,948)	(4,694)	(88,642)	131,787

Stillwater 3	239,352	-	239,352	(31,892)	(1,402)	(33,294)	206,058

Other 4	1,035,107	227,768	1,262,875	(53,791)	(2,877)	(56,668)	1,206,207

	$5,688,721	$371,768	$6,060,489	$(1,462,102)	$(87,992)	$(1,550,094)	$4,510,395

Silver interests

Peñasquito	$524,626	$-	524,626	$(280,161)	$(19,857)	$(300,018)	$224,608

Antamina	900,343	-	900,343	(409,572)	(16,556)	(426,128)	474,215

Constancia	302,948	-	302,948	(137,570)	(8,269)	(145,839)	157,109

Other 5	1,256,062	70,054	1,326,116	(593,432)	(11,192)	(604,624)	721,492

	$2,983,979	$70,054	$3,054,033	$(1,420,735)	$(55,874)	$(1,476,609)	$1,577,424

Palladium interests

Stillwater 3	$263,721	$-	$263,721	$(50,542)	$(2,160)	$(52,702)	$211,019

Platreef	78,814	-	78,814	-	-	-	78,814

	$342,535	$-	$342,535	$(50,542)	$(2,160)	$(52,702)	$289,833

Platinum interests

Marathon	$9,451	$-	$9,451	$-	$-	$-	$9,451

Platreef	57,584	-	57,584	-	-	-	57,584

	$67,035	$-	$67,035	$-	$-	$-	$67,035

Cobalt interests

Voisey’s Bay 6	$393,422	$-	$393,422	$(162,733)	$(5,669)	$(168,402)	$225,020

	$9,475,692	$441,822	$9,917,514	$(3,096,112)	$(151,695)	$(3,247,807)	$6,669,707

1)	Includes cumulative impairment charges to June 30, 2025 as follows: Pascua-Lama silver interest - $338 million; Sudbury gold interest - $120 million; and Voisey’s Bay cobalt interest - $109 million.
2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose, El Domo, Cangrejos, Curraghinalt, Platreef, Kudz Ze Kayah, Koné and Kurmuk gold interests. The additions to other gold interests includes Kone - $156 million,
Kurmuk - $
44 million,
Fenix - $25 million and Cangrejos - $3 million.
Under
the terms of
the Cangrejos PMPA, CMOC may purchase one-third of the Cangrejos stream if it provides notice of its intention to do so within 60 days of the change of control on June 23, 2025.

5)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, Marmato, Cozamin, Blackwater, El Domo. Mineral Park and Kudz Ze Kayah silver interests. The additions to other silver interests includes: Mineral Park - $40 million and Blackwater - $30 million.

	Year Ended December 31, 2024

	Cost			Accumulated Depletion & Impairment 1
(in thousands)	Balance Jan 1, 2024	Additions	Balance Dec 31, 2024	Balance Jan 1, 2024	Depletion	Impairment Charge	Balance Dec 31, 2024	Carrying Amount Dec 31, 2024

Gold interests

Salobo	$3,429,911	$-	$3,429,911	$(748,492)	$(85,934)	$-	$(834,426)	$2,595,485

Sudbury 2	623,864	-	623,864	(361,379)	(20,934)	-	(382,313)	241,551

Constancia	140,058	-	140,058	(59,793)	(15,939)	-	(75,732)	64,326

San Dimas	220,429	-	220,429	(75,707)	(8,241)	-	(83,948)	136,481

Stillwater 3	239,352	-	239,352	(27,883)	(4,009)	-	(31,892)	207,460

Other 4	656,187	378,920	1,035,107	(52,498)	(1,293)	-	(53,791)	981,316

	$5,309,801	$378,920	$5,688,721	$(1,325,752)	$(136,350)	$-	$(1,462,102)	$4,226,619

Silver interests

Peñasquito	$524,626	$-	$524,626	$(248,394)	$(31,767)	$-	$(280,161)	$244,465

Antamina	900,343	-	900,343	(380,813)	(28,759)	-	(409,572)	490,771

Constancia	302,948	-	302,948	(123,365)	(14,205)	-	(137,570)	165,378

Other 5	1,159,563	96,499	1,256,062	(577,450)	(15,982)	-	(593,432)	662,630

	$2,887,480	$96,499	$2,983,979	$(1,330,022)	$(90,713)	$-	$(1,420,735)	$1,563,244

Palladium interests

Stillwater 3	$263,721	$-	$263,721	$(43,054)	$(7,488)	$-	$(50,542)	$213,179

Platreef	-	78,814	78,814	-	-	-	-	78,814

	$263,721	$78,814	$342,535	$(43,054)	$(7,488)	$-	$(50,542)	$291,993

Platinum interests

Marathon	$9,451	$-	$9,451	$-	$-	$-	$-	$9,451

Platreef	-	57,584	57,584	-	-	-	-	57,584

	$9,451	$57,584	$67,035	$-	$-	$-	$-	$67,035

Cobalt interests

Voisey’s Bay 6	$393,422	$-	$393,422	$(42,606)	$(11,266)	$(108,861)	$(162,733)	$230,689

	$8,863,875	$611,817	$9,475,692	$(2,741,434)	$(245,817)	$(108,861)	$(3,096,112)	$6,379,580

1)
Includes cumulative impairment charges to December 31, 2024 as follows: Pascua-Lama silver interest - $338 million; Sudbury gold interest - $120 million; and Voisey’s Bay cobalt interest - $109 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose, El Domo, Cangrejos, Curraghinalt, Platreef, Kudz Ze Kayah, Koné and Kurmuk gold interests. The additions to other gold interests includes: Platreef - $275 million; Kudz Ze Kayah - $14 million; Cangrejos - $16 million; Marmato - $40 million; and Kurmuk - $44 million; less a repayment relative to El Domo - $10 million to be re-advanced
at a later date.

5)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, Marmato, Cozamin, Blackwater, El Domo, Mineral Park and Kudz Ze Kayah silver interests. The additions to other silver interests includes: Kudz Ze Kayah - $25 million; and Mineral Park - $75 million; less a repayment relative to El Domo - $3 million to be re-advanced
at a later date.

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

The value allocated to reserves is classified as depletable upon a mining operation achieving commercial production and is depleted on a unit-of-production
basis over the estimated recoverable proven and probable reserves at the mine. The value associated with resources and exploration potential is allocated at acquisition and is classified as non-depletable until such time as it is transferred to the depletable category, generally as a result of the conversion of resources or exploration potential into reserves.

	June 30, 2025			December 31, 2024

(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests

Salobo	$2,350,898	$326,175	$2,677,073	$2,269,310	$326,175	$2,595,485

Sudbury 1	188,595	41,712	230,307	199,840	41,711	241,551

Constancia	55,358	3,605	58,963	60,721	3,605	64,326

San Dimas	42,493	89,294	131,787	47,187	89,294	136,481

Stillwater 2	186,423	19,635	206,058	187,826	19,634	207,460

Other 3	338,714	867,493	1,206,207	16,706	964,610	981,316

	$3,162,481	$1,347,914	$4,510,395	$2,781,590	$1,445,029	$4,226,619

Silver interests

Peñasquito	$224,608	$-	$224,608	$244,465	$-	$244,465

Antamina	127,197	347,018	474,215	143,753	347,018	490,771

Constancia	150,627	6,482	157,109	158,896	6,482	165,378

Other 4	272,200	449,292	721,492	122,498	540,132	662,630

	$774,632	$802,792	$1,577,424	$669,612	$893,632	$1,563,244

Palladium interests

Stillwater 2	$203,532	$7,487	$211,019	$205,691	$7,488	$213,179

Platreef	-	78,814	78,814	-	78,814	78,814

	$203,532	$86,301	$289,833	$205,691	$86,302	$291,993

Platinum interests

Marathon	$-	$9,451	$9,451	$-	$9,451	$9,451

Platreef	-	57,584	57,584	-	57,584	57,584

	$-	$67,035	$67,035	$-	$67,035	$67,035

Cobalt interests

Voisey’s Bay	$211,631	$13,389	$225,020	$217,300	$13,389	$230,689

	$4,352,276	$2,317,431	$6,669,707	$3,874,193	$2,505,387	$6,379,580

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)	Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose, El Domo, Cangrejos, Curraghinalt, Platreef, Kudz Ze Kayah, Koné and Kurmuk gold interests.
4)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, Marmato, Cozamin, Blackwater, El Domo, Mineral Park and Kudz Ze Kayah silver interests.

Significant acquisitions, amendments and disposals of mineral stream interests (if any) in the six months ended June 30, 2025 are outlined below. The percentage of payable production and other key PMPA terms for all mineral stream interests are described in Note 25.
Amendment to the Blackwater PMPA
On March 7, 2025, the Company amended its PMPA (the “Blackwater Silver PMPA”) with Artemis Gold Inc. (“Artemis”) in respect of silver production from the Blackwater Project located in British Columbia in Canada (the “Blackwater Project”). Under the Blackwater Silver PMPA, Wheaton will acquire an amount of silver equal to 50% of the payable silver until 17.8 million ounces have been delivered and 33% of payable silver thereafter for the life of the mine.
As a result of the amendment, the amount of payable silver will be based on a multiple ranging from 5.07 to 5.17 of the number of ounces of gold produced, rather than being based on a fixed silver recovery factor. The ratio is currently 5.17. Once 17.8 million ounces of silver have been delivered, the determination of payable silver will revert to being based on a fixed silver recovery factor, consistent with the previous terms of the Blackwater Silver PMPA. On March 10, 2025, the Company paid Artemis $30 million in connection with this amendment.